Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 394,398	$ 340,071
Accounts receivable	26,311	25,564
Accounts receivable - related party	564	10,332
Inventories	47,432	68,495
Prepaid expenses	8,280	7,962
Total current assets	476,985	452,424
Property and equipment, net	6,336	8,517
Other assets
Investment	0	0
Intercompany	0	0
Deposits	7,210	24,726
Total Assets	490,531	485,667
Current Liabilities:
Accounts payable and accrued liabilities	449,256	368,513
Customer deposit	31,734	62,126
Loan from related party	0	0
Loan from stockholders	0	0
Income taxes payable	800	800
Total current liabilities	481,790	431,439
Noncurrent Liabilities:
Convertible promissory note, net	81,342	0
Deferred rent	0	468
Total Liabilities	563,132	431,907
Commitments and Contingencies
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized, 34,574,706 shares issued and outstanding as of December 31, 2017 and 2016, respectively	34,575	34,575
Additional paid-in capital	1,871,618	1,371,618
Accumulated deficit	(1,978,794)	(1,352,433)
Total stockholders' equity	(72,601)	53,760
Total Liabilities and Stockholder's Equity	$ 490,531	$ 485,667